Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Cost Reimbursements
Cost reimbursements from CWI consisted of the following:

	Years ended December 31,
	2015	2014	2013
Research and development	$18	$3	$178
General and administrative	906	1,548	1,351
Sales and marketing	4,818	4,935	4,725
	$5,742	$6,486	$6,254